Inventories (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [text block]
	March 31, 2019	March 31, 2018
Trade inventories	1,715,314	645,848
	1,715,314	645,848